PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [Table Text Block]
				Right of
	Building	Computer	Equipment	use assets	Vehicle	Land	Total
Cost
Balance at December 31, 2017	$-	$32,432	$78,446	$-	$107,426	$854,974	$1,073,278
Additions	-	9,664	629	-	111,756	238,530	360,579
As at December 31, 2018	-	42,096	79,075	-	219,182	1,093,504	1,433,857

Recognition of right of use asset
upon initial adoption of
accounting policy (note 3)	-	-	-	645,052	-	-	645,052
Additions	328,316	84,015	385,912	10,452	321,380	-	1,130,075
As at December 31, 2019	$328,316	$126,111	$464,987	$655,504	$540,562	$1,093,504	$3,208,984

Accumulated depreciation
Balance at December 31, 2017	$-	$17,862	$17,143	$-	$37,235	$-	$72,240
Depreciation for the year	-	8,370	8,009	-	42,354	-	58,733
As at December 31, 2018	-	26,232	25,152	-	79,589	-	130,973
Depreciation for the year	13,450	24,294	14,320	140,739	88,314	-	281,117
As at December 31, 2019	$13,450	$50,526	$39,472	$140,739	$167,903	$-	$412,090

Carrying amounts
As at December 31, 2018	$-	$15,864	$53,923	$-	$139,593	$1,093,504	$1,302,884
As at December 31, 2019	$314,866	$75,585	$425,515	$514,765	$372,659	$1,093,504	$2,796,894